UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22026

              The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York  10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York  10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli SRI Fund, Inc.

Semiannual Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of the Gabelli SRI Fund, Inc. decreased 6.8% compared with a decrease of 9.1% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a)(b) (Unaudited)					Since
	Six Months	1 Year	3 Year	5 Year	Inception (6/01/07)
Class AAA (SRIGX)	(6.80)%	1.10%	8.92%	7.55%	5.12%
MSCI AC World Index	(9.14)	(6.66)	6.95	6.82	1.47
S&P 500 Index	(6.18)	(0.61)	12.40	13.34	4.95
Class A (SRIAX)	(6.81)	1.10	8.93	7.56	5.13
With sales charge (c)	(12.16)	(4.72)	6.80	6.29	4.39
Class C (SRICX)	(7.15)	0.38	8.12	6.73	4.35
With contingent deferred sales charge (d)	(8.08)	(0.62)	8.12	6.73	4.35
Class I (SRIDX)	(6.71)	1.30	9.20	7.81	5.39

In the current prospectuses dated July 29, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.64%, 1.64%, 2.39%, and 1.39%, respectively. See page 8 for the expense ratios for the six months ended September 30, 2015. Class AAA and I shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to March 31, 2011. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The MSCI AC World Index is an unmanaged market capitalization weighted index representing both developed and emerging markets. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends March 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli SRI Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2015 through September 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli SRI Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 932.00	1.65%	$ 7.97
Class A	$1,000.00	$ 931.90	1.65%	$ 7.97
Class C	$1,000.00	$ 928.50	2.40%	$11.57
Class I	$1,000.00	$ 932.90	1.40%	$ 6.77

Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.75	1.65%	$ 8.32
Class A	$1,000.00	$1,016.75	1.65%	$ 8.32
Class C	$1,000.00	$1,013.00	2.40%	$12.08
Class I	$1,000.00	$1,018.00	1.40%	$ 7.06
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2015:

Gabelli SRI Fund, Inc.

Food	15.3%
Cable and Satellite	9.5%
Consumer Products	9.0%
Automotive: Parts and Accessories	7.9%
Beverage	6.3%
Retail	5.9%
Financial Services	5.6%
Environmental Services	4.0%
Equipment and Supplies	3.9%
Entertainment	3.8%
Diversified Industrial	3.6%
Business Services	3.5%
Machinery	3.1%
Computer Software and Services	2.9%

Consumer Services	2.7%
Specialty Chemicals	2.5%
Broadcasting	2.4%
Health Care	2.1%
Building and Construction	1.4%
Publishing	1.4%
Wireless Communications	0.9%
Telecommunications	0.9%
Aerospace	0.7%
U.S. Government Obligations	0.6%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.3%
	Aerospace — 0.7%
8,000	B/E Aerospace Inc.	$428,148	$351,200
3,500	KLX Inc.†	148,411	125,090

		576,559	476,290

	Automotive: Parts and Accessories — 7.9%
15,000	Genuine Parts Co.	1,238,934	1,243,350
30,000	Johnson Controls Inc.	947,862	1,240,800
7,000	O’Reilly Automotive Inc.†	873,949	1,750,000
25,000	Tenneco Inc.†	734,166	1,119,250

		3,794,911	5,353,400

	Beverage — 6.3%
28,000	Danone SA	1,977,839	1,765,233
15,000	PepsiCo Inc.	1,250,613	1,414,500
9,000	Suntory Beverage & Food Ltd.	286,851	343,975
20,000	The Coca-Cola Co.	809,004	802,400

		4,324,307	4,326,108

	Broadcasting — 2.4%
15,000	Grupo Televisa SAB, ADR	508,051	390,300
4,824	Liberty Broadband Corp., Cl. C†	197,532	246,844
8,000	Liberty Media Corp., Cl. A†	264,458	285,760
20,000	Liberty Media Corp., Cl. C†	668,545	689,200

		1,638,586	1,612,104

	Building and Construction — 1.4%
20,000	Fortune Brands Home & Security Inc.	310,448	949,400

	Business Services — 3.5%
15,000	Aramark	364,116	444,600
20,000	Macquarie Infrastructure Corp.	1,223,314	1,493,200
25,000	The Interpublic Group of Companies Inc.	469,794	478,250

		2,057,224	2,416,050

	Cable and Satellite — 9.5%
500	Cable One Inc.†	137,345	209,710
24,000	Cablevision Systems Corp., Cl. A	356,357	779,280
37,000	Comcast Corp., Cl. A, Special	1,470,281	2,117,880
9,000	DISH Network Corp., Cl. A†	571,306	525,060
12,000	EchoStar Corp., Cl. A†	592,985	516,360
44,000	Liberty Global plc, Cl. C†	1,438,827	1,804,880
15,000	Rogers Communications Inc., Cl. B	598,656	517,200

		5,165,757	6,470,370

	Computer Software and Services — 2.9%
26,000	Blucora Inc.†	459,485	358,020
35,000	eBay Inc.†	774,035	855,400
27,000	Internap Corp.†	214,412	165,510
20,000	Yahoo! Inc.†	780,638	578,200

		2,228,570	1,957,130

Shares		Cost	Market Value

	Consumer Products — 9.0%
50,000	Coty Inc., Cl. A	$833,211	$1,353,000
35,000	Edgewell Personal Care Co.	3,069,528	2,856,000
28,000	Energizer Holdings Inc.	866,891	1,083,880
34,000	Sony Corp., ADR†	806,460	833,000

		5,576,090	6,125,880

	Consumer Services — 2.7%
30,000	Liberty Interactive Corp. QVC Group, Cl. A†	579,218	786,900
4,265	Liberty Ventures, Cl. A†	102,213	172,093
30,000	The ADT Corp.	1,070,889	897,000

		1,752,320	1,855,993

	Diversified Industrial — 3.6%
5,000	Acuity Brands Inc.	267,325	877,900
40,000	Tyco International plc	1,068,146	1,338,400
5,000	Woodward Inc.	182,618	203,500

		1,518,089	2,419,800

	Entertainment — 3.8%
17,000	Discovery Communications Inc., Cl. C†	459,238	412,930
43,000	Twenty-First Century Fox Inc., Cl. B	1,243,296	1,164,010
7,000	Viacom Inc., Cl. A	540,044	309,890
30,000	Vivendi SA	692,830	708,323

		2,935,408	2,595,153

	Environmental Services — 4.0%
25,000	Progressive Waste Solutions Ltd.	558,484	660,500
50,000	Republic Services Inc.	1,706,534	2,060,000

		2,265,018	2,720,500

	Equipment and Supplies — 3.9%
2,000	CIRCOR International Inc.	110,341	80,240
15,000	Flowserve Corp.	860,523	617,100
45,000	Mueller Water Products Inc., Cl. A	171,032	344,700
30,000	Watts Water Technologies Inc., Cl. A	1,106,942	1,584,600

		2,248,838	2,626,640

	Financial Services — 5.6%
14,000	American Express Co.	1,244,608	1,037,820
8,000	Kinnevik Investment AB, Cl. B	266,966	228,341
32,000	PayPal Holdings Inc.†	1,066,822	993,280
10,000	W. R. Berkley Corp.	418,909	543,700
20,000	Wells Fargo & Co.	795,572	1,027,000

		3,792,877	3,830,141

	Food — 15.3%
40,000	Boulder Brands Inc.†	383,733	327,600
80,000	ConAgra Foods Inc.	2,562,864	3,240,800
6,500	General Mills Inc.	354,353	364,845
6,000	Kellogg Co.	369,109	399,300
20,000	Maple Leaf Foods Inc.	370,077	330,161
60,000	Mondelēz International Inc., Cl. A	1,856,707	2,512,200

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Food (Continued)
15,000	Nestlé SA	$854,222	$1,127,386
12,000	Post Holdings Inc.†	493,827	709,200
35,000	Unilever plc, ADR	1,121,302	1,427,300

		8,366,194	10,438,792

	Health Care — 2.1%
14,000	Express Scripts Holding Co.†	927,882	1,133,440
8,000	Zoetis Inc.	397,997	329,440

		1,325,879	1,462,880

	Machinery — 3.1%
65,000	Xylem Inc.	1,625,784	2,135,250

	Publishing — 1.4%
500	Graham Holdings Co., Cl. B	224,089	288,500
50,000	News Corp., Cl. B	779,904	641,000

		1,003,993	929,500

	Retail — 5.9%
35,000	CST Brands Inc.	1,135,332	1,178,100
20,000	CVS Health Corp.	1,534,372	1,929,600
25,000	Hertz Global Holdings Inc.†	465,118	418,250
15,000	Whole Foods Market Inc.	475,697	474,750

		3,610,519	4,000,700

	Specialty Chemicals — 2.5%
37,000	Chemtura Corp.†	917,871	1,058,940
19,000	H.B. Fuller Co.	762,946	644,860

		1,680,817	1,703,800

Shares		Cost	Market Value

	Telecommunications — 0.9%
10,000	AT&T Inc.	$300,370	$325,800
6,000	Loral Space & Communications Inc.†	355,969	282,480

		656,339	608,280

	Wireless Communications — 0.9%
5,000	T-Mobile US Inc.†	159,600	199,050
13,000	Vodafone Group plc, ADR	612,507	412,620

		772,107	611,670

	TOTAL COMMON STOCKS	59,226,634	67,625,831

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$395,000	U.S. Treasury Bills, 0.030%††, 02/18/16	394,954	394,975

	TOTAL INVESTMENTS — 99.9%	$59,621,588	68,020,806

	Other Assets and Liabilities (Net) — 0.1%		76,259

	NET ASSETS — 100.0%		$68,097,065

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

September 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $59,621,588)	$68,020,806
Foreign currency, at value (cost $1,013)	1,019
Receivable for Fund shares sold	115,950
Dividends and interest receivable	155,716
Prepaid expenses	36,607

Total Assets	68,330,098

Liabilities:
Payable to custodian	9,097
Payable for Fund shares redeemed	88,234
Payable for investment advisory fees	57,599
Payable for distribution fees	16,630
Payable for accounting fees	3,750
Payable for payroll expenses	950
Payable for shareholder communications expenses	24,021
Payable for legal and audit fees	17,453
Other accrued expenses	15,299

Total Liabilities	233,033

Net Assets
(applicable to 4,940,343 shares outstanding)	$68,097,065

Net Assets Consist of:
Paid-in capital	$58,334,032
Accumulated net investment loss	(152,417)
Accumulated net realized gain on investments and foreign currency transactions	1,520,672
Net unrealized appreciation on investments	8,399,218
Net unrealized depreciation on foreign currency translations	(4,440)

Net Assets	$68,097,065

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($17,549,830 ÷ 1,267,761 shares outstanding)	$13.84

Class A:
Net Asset Value and redemption price per share ($20,275,910 ÷ 1,465,845 shares outstanding)	$13.83

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.67

Class C:
Net Asset Value and offering price per share ($10,329,616 ÷ 787,511 shares outstanding)	$13.12	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($19,941,709 ÷ 1,419,226 shares outstanding)	$14.05

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding taxes of $47,082)	$613,823
Interest	1,291

Total Investment Income	615,114

Expenses:
Investment advisory fees	372,364
Distribution fees - Class AAA	24,640
Distribution fees - Class A	26,827
Distribution fees - Class C	54,853
Registration expenses	29,427
Shareholder communications expenses	25,814
Legal and audit fees	24,256
Accounting fees	22,500
Shareholder services fees	18,940
Directors’ fees	13,001
Custodian fees	3,241
Payroll expenses	1,360
Miscellaneous expenses	11,822

Total Expenses	629,045

Less:
Expenses paid indirectly by broker (See Note 6)	(1,737)
Net Expenses	627,308

Net Investment Loss	(12,194)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,316,443
Net realized loss on foreign currency transactions	(1,542)

Net realized gain on investments and foreign currency transactions	1,314,901

Net change in unrealized appreciation/depreciation:
on investments	(6,321,505)
on foreign currency translations	369

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,321,136)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(5,006,235)

Net Decrease in Net Assets Resulting from Operations	$(5,018,429)

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Operations:
Net investment loss	$ (12,194)	$ (212,637)
Net realized gain on investments and foreign currency transactions	1,314,901	5,037,178
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,321,136)	2,389,452

Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,018,429)	7,213,993

Capital Share Transactions:
Class AAA	(2,041,452)	(4,231,430)
Class A	582,667	(7,131,801)
Class C	203,779	(261,100)
Class I	(1,658,476)	10,393,104

Net Decrease in Net Assets from Capital Share Transactions	(2,913,482)	(1,231,227)

Redemption Fees.	47	—

Net Increase in Net Assets	(7,931,864)	5,982,766
Net Assets:
Beginning of year	76,028,929	70,046,163

End of period (including undistributed net investment income of $0 and $0, respectively)	$68,097,065	$76,028,929

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Net Invest- ment Income	Net Realized Gain on Invest- ments	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Invest- ment Income (Loss)		Expenses Net of Waivers/ Reimburse- ments		Expenses Before Waivers/ Reim- bursements		Portfolio Turnover Rate
Class AAA
2016(c)	$14.85	$0.00(b)	$(1.01)	$(1.01)	—	—	—	—	$0.00	$13.84	(6.80)%	$17,550	0.00	%(d)	1.65	%(d)	1.65	%(d)(e)	8%
2015	13.49	(0.03)	1.39	1.36	—	—	—	—	—	14.85	10.08	20,886	(0.22)		1.64		1.64		28
2014	12.02	(0.01)	1.48	1.47	—	—	—	—	0.00	13.49	12.23	22,988	(0.05)		1.93	(f)	1.93	(f)	47
2013	10.78	(0.03)	1.27	1.24	—	—	—	—	0.00	12.02	11.50	22,050	(0.27)		2.00	(f)	2.00	(f)	27
2012	12.86	(0.07)	(1.93)	(2.00)	$(0.05)	$(0.03)	$(0.00)	$(0.08)	0.00	10.78	(15.50)	23,423	(0.69)		2.00	(f)	2.00	(f)	152
2011	10.44	(0.09)	3.31	3.22	—	(0.80)	—	(0.80)	0.00	12.86	32.77	16,631	(0.82)		2.00		2.86		365
Class A
2016(c)	$14.84	$0.00(b)	$(1.01)	$(1.01)	—	—	—	—	$0.00	$13.83	(6.81)%	$20,276	0.00	%(d)	1.65	%(d)	1.65	%(d)(e)	8%
2015	13.48	(0.03)	1.39	1.36	—	—	—	—	—	14.84	10.09	21,190	(0.19)		1.64		1.64		28
2014	12.01	(0.00)(b)	1.47	1.47	—	—	—	—	0.00	13.48	12.24	26,119	(0.02)		1.93	(f)	1.93	(f)	47
2013	10.77	(0.03)	1.27	1.24	—	—	—	—	0.00	12.01	11.51	24,026	(0.32)		2.00	(f)	2.00	(f)	27
2012	12.86	(0.08)	(1.93)	(2.01)	$(0.05)	$(0.03)	$(0.00)	$(0.08)	0.00	10.77	(15.58)	21,083	(0.70)		2.00	(f)	2.00	(f)	152
2011	10.42	(0.10)	3.34	3.24	—	(0.80)	—	(0.80)	0.00	12.86	33.05	14,391	(0.88)		2.00		2.86		365
Class C
2016(c)	$14.13	$(0.05)	$(0.96)	$(1.01)	—	—	—	—	$0.00	$13.12	(7.15)%	$10,330	(0.75	)%(d)	2.40	%(d)	2.40	%(d)(e)	8%
2015	12.92	(0.13)	1.34	1.21	—	—	—	—	—	14.13	9.37	10,919	(0.98)		2.39		2.39		28
2014	11.61	(0.10)	1.41	1.31	—	—	—	—	0.00	12.92	11.28	10,229	(0.80)		2.68	(f)	2.68	(f)	47
2013	10.48	(0.11)	1.24	1.13	—	—	—	—	0.00	11.61	10.78	8,225	(1.03)		2.75	(f)	2.75	(f)	27
2012	12.55	(0.15)	(1.89)	(2.04)	—	$(0.03)	—	$(0.03)	0.00	10.48	(16.21)	8,112	(1.41)		2.75	(f)	2.75	(f)	152
2011	10.28	(0.18)	3.25	3.07	—	(0.80)	—	(0.80)	0.00	12.55	31.80	4,532	(1.66)		2.75		3.61		365
Class I
2016(c)	$15.06	$0.02	$(1.03)	$(1.01)	—	—	—	—	$0.00	$14.05	(6.71)%	$19,942	0.25	%(d)	1.40	%(d)	1.40	%(d)(e)	8%
2015	13.64	(0.01)	1.43	1.42	—	—	—	—	—	15.06	10.41	23,034	(0.09)		1.39		1.39		28
2014	12.13	0.03	1.48	1.51	—	—	—	—	0.00	13.64	12.45	10,710	0.21		1.68	(f)	1.68	(f)	47
2013	10.84	(0.01)	1.30	1.29	—	—	—	—	0.00	12.13	11.90	7,415	(0.13)		1.75	(f)	1.75	(f)	27
2012	12.94	(0.04)	(1.96)	(2.00)	$(0.07)	$(0.03)	$(0.00)	$(0.10)	0.00	10.84	(15.37)	4,646	(0.37)		1.75	(f)	1.75	(f)	152
2011	10.47	(0.07)	3.34	3.27	—	(0.80)	—	(0.80)	0.00	12.94	33.17	1,383	(0.65)		1.75		2.61		365

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return excluding the effect of the contribution from the Fund’s Adviser for the year ended March 31, 2012 was (15.67)%, (15.70)%, (16.28)%, and (15.38)% for Class AAA, Class A, Class C, and Class I Shares, respectively.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended September 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended September 30, 2015, there was no impact to the expense ratios.
(f)	Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $130,192, $83,801, and $56,477 for the years ended March 31, 2014, 2013, and 2012, respectively, representing previously reimbursed expenses from the Adviser. Had such payments not been made, the expense ratios for the years ended March 31, 2014, 2013, and 2012 would have been 1.74%, 1.85%, and 1.91% (Class AAA and Class A), 2.49%, 2.60%, and 2.66% (Class C), and 1.49%, 1.60%, and 1.66% (Class I), respectively.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli SRI Fund, Inc. was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on June 1, 2007. The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$67,625,831	—	$67,625,831
U.S. Government Obligations	—	$394,975	394,975
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$67,625,831	$394,975	$68,020,806

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at September 30, 2015 or March 31, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. As of September 30, 2015, the Fund held no options contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities as of September 30, 2015.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the write-off of the current year net operating loss and the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended March 31, 2015.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$59,640,654	$11,946,090	$(3,565,938)	$8,380,152

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended September 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least July 31, 2016 at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing limitations. The agreements are renewable annually.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2015, other than short term securities and U.S. Government obligations, aggregated $5,873,649 and $6,506,842, respectively.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended September 30, 2015, the Fund paid brokerage commissions on security trades of $1,179 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $233 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,737.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended September 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2015 and year ended March 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	48,654	$715,621	113,647	$1,583,459
Shares redeemed	(186,985)	(2,757,073)	(412,037)	(5,814,889)

Net decrease	(138,331)	$(2,041,452)	(298,390)	$(4,231,430)

Class A
Shares sold	143,842	$2,150,906	210,006	$2,943,862
Shares redeemed	(105,657)	(1,568,239)	(720,647)	(10,075,663)

Net increase/decrease	38,185	$582,667	(510,641)	$(7,131,801)

Class C
Shares sold	52,292	$734,466	143,637	$1,935,354
Shares redeemed	(37,636)	(530,687)	(162,271)	(2,196,454)

Net increase/(decrease)	14,656	$203,779	(18,634)	$(261,100)

Class I
Shares sold	119,409	$1,800,211	1,109,346	$15,632,733
Shares redeemed	(229,807)	(3,458,687)	(365,033)	(5,239,629)

Net increase/(decrease)	(110,398)	$(1,658,476)	744,313	$10,393,104

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli SRI Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreement (the “Advisory Agreement”), the Board, including a majority of the Directors who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), considered the following information at a meeting on May 19, 2015:

1. The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, and five year average annual total return for the periods ended March 31, 2015, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by the Adviser and was comprised of other social criteria funds (the “Performance Peer Group”). The Board also reviewed the performance of the Lipper’s peer group in the Meeting Materials, noting that the Fund performed more favorably

Gabelli SRI Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

against the Lipper peer group. Fund Counsel instructed the Board that they should consider both peer groups. The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund against the Performance Peer Group, the Board Members noted that the Fund’s performance was at the median for the one year period and below the median for the three and five year periods. In reviewing the performance of the Fund against the Lipper peer group, the Board members noted that the Fund’s performance was above the median for the one and three year periods but below the median for the five year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group and the Lipper peer group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2014. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli SRI Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on the evaluation of all these factors and did not consider any one factor as all important or controlling.

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s SRI equity products. He is a graduate of Fairfield University with a B.A. in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

GABELLI SRI FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Clarence A. Davis

Former Chief

Executive Officer,

Nestor, Inc.

Vincent D. Enright

Former Senior Vice

President and

Chief Financial Officer,

KeySpan Corp.

William F. Heitmann

Former Senior Vice

President of Finance,

Verizon Communications, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q315SR

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/04/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/04/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	12/04/2015

*  Print the name and title of each signing officer under his or her signature.